EMPLOYEE BENEFIT PLANS - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 03, 2015 USD ($) employee $ / shares shares	Dec. 28, 2013 USD ($) $ / shares shares	Dec. 29, 2012 USD ($) $ / shares
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	1.00%
Employees covered by pension plan | employee	1,600
Allocations for benefits earned under the Cornerstone plan	$ 20.7	$ 21.1	$ 29.4
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 9.4	$ 9.5
Employee Stock Ownership Plan (ESOP), Shares in ESOP | shares	230,032	219,900
Net income (expense) from ESOP activities	$ 0.7	$ 1.9	25.9
Defined benefit plans amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit costs	16.8
Accumulated benefit obligation for defined benefit pension plans	$ 2,948.9	2,784.3
Weighted-average long-term rate of return assumption percentage used in determination of net periodic benefit expense	5.90%
Percentage of pension liabilities invested in fixed income securities	45.00%
Target allocations in equity securities minimum range	25.00%
Target allocations in equity securities maximum range	45.00%
Target allocations in fixed income securities minimum range	50.00%
Target allocations in fixed income securities maximum range	70.00%
Target allocations in other securities range, maximum	10.00%
Expected pension and other post retirement benefit plans	$ 94.3
Assumed health care cost trend rate for next year	7.10%
Assumed ultimate trend rate for health care cost	4.50%
Expected year when ultimate health care cost trend rate to be reached	2028
Medical and dental benefits
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by benefit plans | employee	13,000
Employee Defined Contribution Plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution	$ 19.9	$ 18.8	$ 19.1
Foreign
Defined Benefit Plan Disclosure [Line Items]
Employees covered by pension plan | employee	13,500
Minimum
Defined Benefit Plan Disclosure [Line Items]
Impact of 1 percentage point change in assumed health care cost trend rate on post-retirement benefit obligation	$ 2.2
Maximum
Defined Benefit Plan Disclosure [Line Items]
Impact of 1 percentage point change in assumed health care cost trend rate on post-retirement benefit obligation	$ 2.4
Employee Stock Ownership Plan (ESOP), Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit employer matches participant contributions percentage	7.00%
ESOP, average fair value of shares released | $ / shares	$ 88.05	$ 80.71	$ 70.98
Dividends paid on the shares used to pay internal loan debt service	$ 10.6	$ 12.3	$ 12.4
Interest costs incurred by ESOP	$ 4.7	6.1	6.7
Number of ESOP shares allocated to participant accounts | shares	13,195,195
Number of ESOP shares allocated to participant accounts held | shares	2,656,924
Number of ESOP unallocated shares | shares	2,346,162
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares | shares	23,157
Employer cash contributions	$ 3.4	$ 30.7	$ 36.6
Employee Stock Ownership Plan (ESOP), Plan | Core Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by benefit plans | employee	6,900
Employee Stock Ownership Plan (ESOP), Plan | Core Translation Benefit
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by benefit plans | employee	3,800
Employee Stock Ownership Plan (ESOP), Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit employer matches participant contributions percentage	1.00%
Employee Stock Ownership Plan (ESOP), Plan | Minimum | Core Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	2.00%
Employee Stock Ownership Plan (ESOP), Plan | Minimum | Core Translation Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	1.00%
Employee Stock Ownership Plan (ESOP), Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit employer matches participant contributions percentage	25.00%
Employee Stock Ownership Plan (ESOP), Plan | Maximum | Core Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	6.00%
Employee Stock Ownership Plan (ESOP), Plan | Maximum | Core Translation Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	2.00%